CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 117,397	$ (37,375)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	51,099	52,358
Amortization	49,361	47,002
Unrealized exchange (gains) losses on foreign denominated debt	(39,173)	45,553
Equity-based compensation	6,440	8,002
Deferred income taxes-net	5,793	(11,449)
Uncertain tax positions	(20,507)	1,832
Restructuring	(475)	9,135
Non-cash fair value adjustment for swaps and foreign currency exchange contracts	(20,196)	15,943
Amortization of debt issuance costs	6,741	5,601
Non-cash fair value adjustment of contingent consideration	1,373
Other	(250)	1,802
Changes in current assets and liabilities:
Accounts receivable	(16,075)	9,061
Accounts payable	(555)	7,400
Accrued expenses	18,712	(13,443)
Income taxes receivable/payable	320	2,523
Deferred revenue	24,783	4,483
Other	4,102	35
Net cash provided by operating activities	188,890	148,463
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(49,317)	(44,862)
Acquisition of a business, net of cash acquired	(89,206)
Purchase of minority investment		(8,500)
Other investing activities	1,597	(122)
Net cash used in investing activities	(136,926)	(53,484)
Repayment of debt	(17,449)	(52,007)
Equity issuance costs	(1,851)
Other financing activities	35	5
Net cash used in financing activities	(19,265)	(52,002)
EFFECTS OF EXCHANGE RATE FLUCTUATIONS	(2,479)	104
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	30,220	43,081
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-Beginning of period	161,309	118,228
CASH, CASH EQUIVALENTS AND RESTRICTED CASH-End of period	191,529	161,309
SUPPLEMENTAL DISCLOSURES:
Interest paid	115,258	119,506
Income taxes paid, including foreign taxes withheld	$ 32,300	$ 12,900